Organization and Summary of Significant Accounting Policies - Recent Accounting Pronouncements (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Jan. 01, 2021	Dec. 31, 2020
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Right-of-use assets	$ 19,841	$ 21,178
Lease liabilities	$ 21,346	22,997		$ 0
Noncurrent operating lease liabilities		1,163
Noncurrent finance lease liabilities		$ 619
Accounting Standards Update 2016-02 [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Right-of-use assets			$ 23,700
Lease liabilities			28,800
Noncurrent operating lease liabilities			1,800
Noncurrent finance lease liabilities			1,800
Total lease liabilities			$ 5,100